Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	Leases
We have operating leases for office space, customer centers and a fleet of dedicated vans. Our leases have remaining lease terms of 1 to 17 years, some of which include options to extend the leases for up to 5 years, and some of which include options to terminate the leases within 1 year.
As of December 31, 2023, our weighted-average discount rate and weighted-average remaining lease term were approximately 9% and 8 years, respectively. As of December 31, 2022, our weighted-average discount rate and weighted-average remaining lease term were approximately 7% and 8 years, respectively.
We had no finance leases as of any of the years presented. We had not entered into leases that had not yet commenced as of any of the years presented.
Supplemental cash flow information related to leases were as follows:

	Year ended December 31
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease payments	$6,068	$6,190
As of December 31, 2023, the operating lease liabilities will mature over the following periods:

As of December 31, 2023
2024	$6,453
2025	5,381
2026	3,859
2027	3,154
2028	2,396
2029 and thereafter	8,403
Total remaining lease payments	$29,646
Less: Imputed interest	(6,641)
Total operating lease liabilities:	$23,005
Current operating lease liability	6,035
Non-current operating lease liability	$16,970
Operating lease costs were $9,375, $8,899 and $10,348 for the years ended December 31, 2023, 2022 and 2021, respectively.
Lease Agreements
We have operating leases outstanding for office space in Mexico with Inmobiliaria Buenaventuras, S.A. de C.V., an entity related to Mr. Julián Balbuena Alonso ('JBA'), who was a member of the board of our subsidiary Viajes Beda, S.A.de C.V. until September 30, 2023.
As of December 31, 2022, our weighted-average discount rate under these agreements was approximately 4.4%, and the weighted average remaining lease term under these agreements was approximately 3 years. Operating lease costs under these agreements were $134 for the year ended December 31, 2022.
Supplemental consolidated balance sheet information related to these lease agreements were as follows:

As of December 31, 2022
Operating lease right-of-use assets	134
Total operating lease right-of-use assets	$134

Current lease liabilities	108
Non-current lease liabilities	26
Total operating lease liabilities	$134